Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of Aeolus and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method to account for its 35.0% ownership interest in CPEC.

Reclassifications

Certain immaterial prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at September 30, 2011 and 2010 due to their short-term nature.

Significant customers and accounts receivable

For the year ended September 30, 2011, the Company’s primary customer was BARDA. For the year ended September 30, 2011, revenues from BARDA comprised 100% of total revenues. As of September 30, 2011, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $205,000 as of September 30, 2011 relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from HHS as well as amounts due under reimbursement contracts with other government entities and non-government and philanthropic organizations. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of December 31, 2010 and 2009, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Revenue Recognition

Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under this BARDA Contract, including the fixed fee, are generally recognized as revenue in the period the reimbursable costs are incurred and become billable.

Fair Value of Financial Instruments

The carrying amounts of our short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

Fair Value Measurements

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·         Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·         Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·         Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The warrant liability is measured at fair market value on a recurring basis as of September 30, 2011 and September 30, 2010 and is summarized below (in thousands):

Fair value at September 30, 2011			Fair value at September 30, 2010
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$ —	$ —	$ 23,405	$ —	$ —	$ 27,549

The following table summarizes, as of September 30, 2011, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2010	$ 27,549
Warrants issued	378
Warrants exercised	(635)
Change in fair value of warrant liability	(3,887)
Balance at September 30, 2011	$ 23,405

Research and Development

Research and development costs are expensed in the period incurred.

Leases

The Company leases office space and office equipment under month to month operating lease agreements. For the years ended September 30, 2011, 2010, and 2009, total rent expense was approximately $18,000, $11,000 and $10,000, respectively.

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce net deferred tax assets to the amounts expected to be realized.

Net Income (Loss) Per Common Share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common stock outstanding during the period. The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common and dilutive potential common shares outstanding during the period. Potential common shares outstanding consist of stock options, convertible debt, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive. Diluted weighted average common shares included incremental shares of approximately 22,828,000 shares for the fiscal year ended September 30, 2011 issuable upon the exercise or conversion of convertible debt, stock options to purchase common stock, convertible preferred stock and warrants to purchase common stock. Diluted weighted average common shares included incremental shares issuable upon conversion of the Notes, but excluded incremental shares of approximately 75,372,000 and 36,954,000 respectively for the fiscal year 2009 and 2008, due to their anti-dilutive effect as a result of the Company’s net loss for the fiscal year 2010 and 2009.

	For the fiscal year ended September 30,
	2011	2010	2009
Numerator:
Net income (loss)	$299	$(25,869)	$(2,296)

Denominator:
Weighted-average number of shares – basic	59,474	49,151	34,789
Dilutive securities – equity awards	22,828	—	—
Weighted-average number of shares – diluted	82,302	49,151	34,789

Earnings per share – basic	$0.01	$(0.53)	$(0.07)
Earnings per share – diluted	$0.00	$(0.53)	$(0.07)

Accounting for Stock-Based Compensation

The Company recognizes stock based compensation expense in the statement of operations based upon the fair value of the equity award amortized over the vesting period.

Segment Reporting

The Company currently operates in one segment.

Warrant Liability

On October 1, 2009, the Company adopted new accounting guidance originally referred to as Emerging Issues Task Force 07-5, recently codified as Accounting Standards Codification (“ASC”) Topic 815. The guidance revised previously existing guidance for determining whether an Instrument (or embedded feature) is indexed to an entity’s own stock. Equity-linked instruments (or embedded features) that otherwise meet the definition of a derivative are not accounted for as derivatives if certain criteria are met, one of which is that the instrument (or embedded feature) must be indexed to the entity’s own stock. The Company applied the new guidance to outstanding instruments as of October 1, 2009. The fair value of the warrants affected by the new guidance at the dates of issuance totaled $8,282,000 and was initially recorded as a component of additional paid-in capital. Upon adoption of the new guidance, the Company recorded a decrease to the opening balance of additional-paid-in capital of $8,142,000 and recorded a decrease to accumulated deficit totaling $4,353,000, representing the decrease in the fair value of the warrants from the date of issuance to October 1, 2009. The fair value of the warrants at October 1, 2009 of $3,789,000 was classified as a liability in the balance sheet.

Increases or decreases in fair value of the warrants are included as a component of other income (expense) in the accompanying statement of operations for the respective period. As of September 30, 2011, the liability for warrants decreased to approximately $23,405,000 from approximately $27,549,000 as of September 30, 2010, resulting in a gain to the statements of operations for the fiscal year ended September 30, 2011 of approximately $3,887,000. The warrant liability and revaluations have not and will not have any impact on the Company’s working capital, liquidity or business operations. Some of the Company's warrants contain terms that limit the number of shares the Company would be required to issue thereunder unless the warrant holder agrees to increase the limit prior to exercise. If the warrants outstanding as of September 30, 2011 were exercised in full without regard to any current exercise limits contained therein, the Company would be required to issue a maximum of 61,039,999 shares of common stock.